Average Annual Total Returns - Retail - Vanguard Intermediate-Term Tax-Exempt Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	1 Year	5 Years	10 Years	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.13%	3.53%	4.11%	5.13%	3.53%	4.11%	4.01%	3.32%	3.88%	5.21%	3.62%	4.20%	5.21%	3.91%	4.63%	4.73%	3.39%	3.84%